Note 10 - Distribution (Details) (USD $)	0 Months Ended	2 Months Ended	12 Months Ended
	Jan. 04, 2012	Mar. 10, 2012	Dec. 31, 2013	Dec. 31, 2012	Feb. 09, 2012
Distribution Disclosure [Abstract]
Common Stock Distribution Per Share Cash Paid (in Dollars per share)	$ 5			$ 5
Common Stock, Shares, Outstanding (in Shares)			7,752,000	7,752,000	7,722,377
Payments of Capital Distribution		$ 38,612,000	$ 0